Other Receivables (Tables)	12 Months Ended
Mar. 31, 2022
Other Receivables Table [abstract]
Schedule of other receivables
	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Net Receivable from Reachnet Cable Service Pvt. Ltd.	$43,168,720	$30,146,595
GST and other taxes	7,770,370	5,426,387
	$50,939,090	$35,572,982